Group balance sheet Group balance sheet - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Property, plant and equipment		$ 129,471	$ 129,757
Goodwill		11,551	11,194
Intangible assets		18,355	18,183	$ 18,660
Investments in joint ventures		7,994	8,609
Investments in associates		16,991	14,092
Other investments		1,245	1,033
Fixed assets		185,607	182,868
Loans		646	532
Trade and other receivables		1,434	1,474
Derivative financial instruments		4,110	4,359
Prepayments		1,112	945
Deferred tax assets		4,469	4,741
Defined benefit pension plan surpluses		4,169	584
Non-current assets		201,547	195,503
Current assets
Loans		190	259
Inventories		19,011	17,655
Trade and other receivables		24,849	20,675
Derivative financial instruments		3,032	3,016
Prepayments		1,414	1,486
Current tax receivable		761	1,194
Other investments		125	44
Cash and cash equivalents		25,586	23,484	26,389	$ 29,763
Current assets		74,968	67,813
Total assets		276,515	263,316
Current liabilities
Trade and other payables		44,209	37,915
Derivative financial instruments		2,808	2,991
Accruals		4,960	5,136
Finance debt		7,739	6,634
Current tax payable		1,686	1,666
Provisions		3,324	4,012
Total current liabilities		64,726	58,354
Non-current liabilities
Other payables		13,889	13,946
Derivative financial instruments		3,761	5,513
Accruals		505	469
Finance debt		55,491	51,666
Deferred tax liabilities		7,982	7,238
Provisions		20,620	20,412
Defined benefit pension plan and other post-retirement benefit plan deficits		9,137	8,875
Non-current liabilities		111,385	108,119
Total liabilities		176,111	166,473
Net assets		100,404	96,843
Equity
BP shareholders’ equity		98,491	95,286
Non-controlling interests		1,913	1,557
Total equity	[1]	$ 100,404	$ 96,843	$ 98,387	$ 112,642

[1]	See Note 30 for further information.